Acquisitions and Divestitures (2013 Narrative) (Details) - USD ($) shares in Millions, $ in Millions				1 Months Ended				3 Months Ended									9 Months Ended	12 Months Ended
		Mar. 31, 2012	Jan. 12, 2012	Dec. 31, 2013	Sep. 30, 2013	Apr. 30, 2013	Oct. 31, 2012	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 05, 2012	Mar. 25, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		2.2
Revenues								$ 13,427	$ 14,933	$ 14,088	$ 13,027	$ 12,607	$ 12,486	$ 12,063	$ 11,179			$ 55,475	$ 48,335	$ 16,964
Net Income (Loss) Attributable to Parent																		$ 1,336	$ 456	$ 1,569
Partners' Capital Account, Units				333.8				355.5				333.8						355.5	333.8	301.5			225.5
SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						$ 463
Southern Union Merger [Member]
Business Acquisition [Line Items]
Business Acquisition Units Acquired																						57.0
Business Combination, Consideration Transferred		$ 3,010
Business Combination, Acquisition Related Costs																		$ 38
Revenues																		1,260
Net Income (Loss) Attributable to Parent																		39
Cash received	[1]																					$ 37
Citrus Merger [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		2,000
Equity Method Investment, Ownership Percentage																						50.00%
Payments to Acquire Businesses, Gross		$ 1,900
Sunoco Merger
Business Acquisition [Line Items]
Business Acquisition Units Acquired																					55.0
Business Combination, Consideration Transferred							$ 2,600
Business Combination, Acquisition Related Costs																		28
Revenues																		5,930
Net Income (Loss) Attributable to Parent																		14
Cash received	[2]																				$ 2,714
ETP Holdco Transaction
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						1,400
Estimated Closing Adjustments						$ 68
Relinquishment of Rights of Incentive Distributions, Percentage						50.00%
ETP Holdco Transaction | Common Units
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						49.5
AmeriGas [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability								$ 1,550										1,550
AmeriGas [Member] | Propane Cylinder Exchange Business [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses																$ 43
Regency
Business Acquisition [Line Items]
Revenues																		4,840	$ 2,242	$ 1,309
Incentive Distribution Rights																					100.00%
ETP [Member]
Business Acquisition [Line Items]
Revenues																		$ 51,158	$ 46,339	$ 15,702
Equity interest in Holdco																					40.00%
ETP [Member] | ETP Holdco Transaction
Business Acquisition [Line Items]
Equity interest in Holdco								100.00%										100.00%
Sunoco Logistics [Member] | Sunoco Merger
Business Acquisition [Line Items]
Revenues																		$ 3,110
Net Income (Loss) Attributable to Parent																		$ 145
Parent Company [Member]
Business Acquisition [Line Items]
Equity interest in Holdco																					60.00%
Parent Company [Member] | ETP Holdco Transaction
Business Acquisition [Line Items]
Equity interest in Holdco						60.00%
Sunoco [Member]
Business Acquisition [Line Items]
General Partner Interest																					2.00%
Incentive Distribution Rights																					100.00%
Percent of total equity ownership of a subsidiary																					32.00%
Sunoco [Member] | Class F Units [Member]
Business Acquisition [Line Items]
Partners' Capital Account, Units								40.0										40.0
Sunoco [Member] | ETP Holdco Transaction
Business Acquisition [Line Items]
Cash received																					$ 2,000
Carlyle Group [Member] | PES
Business Acquisition [Line Items]
Subsidiary Interest in Joint Venture								67.00%										67.00%
Sunoco [Member] | PES
Business Acquisition [Line Items]
Subsidiary Interest in Joint Venture								33.00%										33.00%
Retained Interest, Fair Value Disclosure								$ 75										$ 75
AmeriGas [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			29.6
Proceeds from Divestiture of Businesses			$ 1,460
Noncash or Part Noncash Divestiture, Amount of Consideration Received			71
Business Combination, Contingent Consideration, Liability			1,500
Debt Of Subsidiary Guaranteed			$ 1,500
Missouri Gas Energy [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses					$ 975
New England Gas Company [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses				$ 40
Noncash or Part Noncash Divestiture, Amount of Consideration Received				$ 20
Canyon Disposal [Member]
Business Acquisition [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down																	$ 132
Canyon Disposal [Member] | Canyon [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred							$ 207
Common Units | Regency | SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares						31.4

[1]	Includes ETP’s acquisition of Citrus.
[2]	Includes amounts recorded with respect to Sunoco Logistics.